Note 13 - Leasing Arrangements - Lessee - Schedule of Quantitative Information for Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Right-of-use assets	$ 1,091,526	$ 505,345
Depreciation expenses on ROU assets	232,073	166,506	$ 15,937
Buildings [member]
Statement Line Items [Line Items]
Right-of-use assets	1,091,526	505,345
Depreciation expenses on ROU assets	232,073	161,794	9,314
Transportation equipment 1 [member]
Statement Line Items [Line Items]
Depreciation expenses on ROU assets	$ 0	$ 4,712	$ 6,623